Shareholder Report, Holdings (Details) - Defiance Daily Target 2X Short RGTI ETF	Apr. 30, 2026
Rigetti Computing, Inc. Swap; Maturity Date: 11/16/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rigetti Computing, Inc. Swap; Maturity Date: 03/18/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Rigetti Computing, Inc. Swap; Maturity Date: 03/31/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Rigetti Computing, Inc. Swap; Maturity Date: 10/12/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Rigetti Computing, Inc. Swap; Maturity Date: 02/01/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
First American Government Obligations Fund - Class X, 3.56% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.40%